Expense Example	Aug. 24, 2026 USD ($)
Pacer Metaurus High Income Autocallable ETF | Pacer Metaurus High Income Autocallable ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Pacer Metaurus Enhanced Core Income Autocallable ETF | Pacer Metaurus Enhanced Core Income Autocallable ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	$ 192